Variable Interest Entities - Summary of Bareboat Charters (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
2019	$ 1,093
2020	3,348
2021	2,190
2022	1,179
2023	475
2024	2,383
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2019	4,310
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	12,884
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2019	4,310
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2019	4,310
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2019	4,310
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	18,599
Variable Interest Entity, Primary Beneficiary | CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2019	5,032
2020	19,593
2021	18,787
2022	18,010
2023	17,242
2024	29,656
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2019	3,420
2020	13,717
2021	13,717
2022	13,717
2023	13,754
2024	27,433
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2019	2,718
2020	10,863
2021	10,796
2022	10,764
2023	10,719
2024	34,480
Variable Interest Entity, Primary Beneficiary | CSSC | Hilli
Variable Interest Entity [Line Items]
2019	28,349
2020	111,213
2021	107,499
2022	103,785
2023	100,160
2024	$ 383,897